Share-Based Payments - Warrant Program (Details) - Warrants - kr / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted (in shares)	530,330	345,079
Weighted average exercise price per warrant granted (in DKK per share)	kr 1,604.81	kr 2,006.5
Weighted average Black-Scholes fair value per warrant granted (in DKK per share)	kr 500.33	kr 650.72
Warrants exercised (in shares)	43,921	62,374
Weighted average exercise price on date of grant per warrant exercised (in DKK per share)	kr 1,057.95	kr 1,208.46
% change in share capital - warrants exercised	0.07%	0.09%